Related party transactions (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 18, 2017	Dec. 31, 2014	Dec. 31, 2013
Statement [Line Items]
Volatility, warrants		98.00%	98.00%
Risk-free interest rate, warrants		1.50%	1.50%
Expected life		2 years	2 years
Warrants expired, out of the money	5,000,000